Consolidated Balance Sheets (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020
Statement of Financial Position [Abstract]
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	23,678,105	23,678,105
Common shares, outstanding	23,678,105	23,678,105